Segmented Information (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Operating Segments

The Company’s reportable operating segments, which are the components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Three Months Ended June 30, 2019
(in thousands)	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Charges [1]	Net (Loss) Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$76,329	$23,317	$22,114	$30,898	$-	$30,898	$58,184	$2,651,697
Sudbury [2]	10,840	3,324	6,807	709	-	709	7,572	356,328
Constancia	5,830	1,763	1,592	2,475	-	2,475	3,954	113,964
San Dimas	13,601	6,226	3,184	4,191	-	4,191	9,776	201,448
Stillwater	4,366	771	1,714	1,881	-	1,881	3,595	233,233
Other [3]	7,904	2,452	2,445	3,007	-	3,007	5,505	17,246

Total gold interests	$118,870	$37,853	$37,856	$43,161	$-	$43,161	$88,586	$3,573,916

Silver
Peñasquito	$13,582	$3,839	$2,794	$6,949	$-	$6,949	$9,743	$382,363
Antamina	17,660	3,530	10,352	3,778	-	3,778	14,277	688,767
Constancia	7,119	2,819	3,586	714	-	714	3,652	237,136
Other [4]	24,952	11,612	4,338	9,002	-	9,002	14,230	496,675

Total silver interests	$63,313	$21,800	$21,070	$20,443	$-	$20,443	$41,902	$1,804,941

Palladium
Stillwater	$7,283	$1,304	$2,478	$3,501	$-	$3,501	$5,979	$254,772

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$165,912	$(165,912)	$-	$227,510

Total mineral stream interests	$189,466	$60,957	$61,404	$67,105	$165,912	$(98,807)	$136,467	$5,861,139

Other
General and administrative						$(12,249)	$(9,189)
Finance costs						(13,306)	(14,828)
Other						(3,090)	(3,168)
Income tax recovery						2,758	(24)

Total other						$(25,887)	$(27,209)	$379,684

Consolidated						$(124,694)	$109,258	$6,240,823

1)	See Note 11 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 gold interest and the non-operating Minto and Rosemont gold interests.

4)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Aljustrel, and 777 silver interests and the non-operating Keno Hill, Minto, Loma de La Plata, Pascua-Lama and Rosemont silver interests.

Three Months Ended June 30, 2018
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$92,327	$28,294	$27,316	$36,717	$64,033	$2,760,314
Sudbury [1]	5,778	1,760	3,498	520	4,020	372,366
Constancia	2,857	869	812	1,176	1,989	120,025
San Dimas	4,733	2,243	2,079	411	2,490	218,158
Other [2]	8,058	2,307	2,075	3,676	5,850	26,950

Total gold interests	$113,753	$35,473	$35,780	$42,500	$78,382	$3,497,813
Silver
San Dimas [3]	$17,673	$4,622	$1,567	$11,484	$13,051	$-
Peñasquito	25,315	6,452	4,572	14,291	18,863	395,052
Antamina	23,736	4,676	12,369	6,691	19,060	732,979
Constancia	6,826	2,418	2,927	1,481	4,409	254,773
Other [4]	25,097	8,939	5,279	10,879	16,014	511,851

Total silver interests	$98,647	$27,107	$26,714	$44,826	$71,397	$1,894,655

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$-	$393,327

Total mineral stream interests	$212,400	$62,580	$62,494	$87,326	$149,779	$5,785,795

Other
General and administrative				$(11,972)	$(8,273)
Finance costs				(7,367)	(8,031)
Gain on disposal of San Dimas SPA [3]				245,715	-
Other				1,216	1,773
Income tax recovery				3,224	(48)

Total other				$230,816	$(14,579)	$430,317

Consolidated				$318,142	$135,200	$6,216,112

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest. The Minto mine was placed into care and maintenance in October 2018.

3)	On May 10, 2018, the Company terminated the San Dimas SPA and concurrently entered into the new San Dimas PMPA.
4)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Minto, and 777 silver interests, the non-operating Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests as well as the previously owned Lagunas Norte, Pierina and Veladero silver interests which expired on March 31, 2018. The Minto mine was placed into care and maintenance in October 2018.

Six Months Ended June 30, 2019
(in thousands)	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Charges [1]	Net (Loss) Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$186,400	$57,317	$54,363	$74,720	$-	$74,720	$134,254	$2,651,697
Sudbury [2]	16,107	4,948	10,135	1,024	-	1,024	11,215	356,328
Constancia	13,057	3,968	3,583	5,506	-	5,506	9,089	113,964
San Dimas	28,731	13,132	6,747	8,852	-	8,852	18,000	201,448
Stillwater	8,087	1,440	3,195	3,452	-	3,452	6,647	233,233
Other [3]	16,888	5,029	4,113	7,746	-	7,746	12,237	17,246

Total gold interests	$269,270	$85,834	$82,136	$101,300	$-	$101,300	$191,442	$3,573,916

Silver
Peñasquito	$31,883	$8,739	$6,359	$16,785	$-	$16,785	$23,143	$382,363
Antamina	37,274	7,418	21,310	8,546	-	8,546	29,857	688,767
Constancia	18,490	7,153	9,095	2,242	-	2,242	11,337	237,136
Other [4]	42,827	18,406	5,969	18,452	-	18,452	25,036	496,675

Total silver interests	$130,474	$41,716	$42,733	$46,025	$-	$46,025	$89,373	$1,804,941

Palladium
Stillwater	$14,771	$2,621	$4,916	$7,234	$-	$7,234	$12,150	$254,772

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$165,912	$(165,912)	$-	$227,510

Total mineral stream interests	$414,515	$130,171	$129,785	$154,559	$165,912	$(11,353)	$292,965	$5,861,139

Other
General and administrative						$(28,784)	$(33,900)
Finance costs						(27,252)	(26,074)
Other						(2,824)	(1,954)
Income tax recovery						2,868	(3,585)

Total other						$(55,992)	$(65,513)	$379,684

Consolidated						$(67,345)	$227,452	$6,240,823

1)	See Note 11 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 gold interest and the non-operating Minto and Rosemont gold interests.

4)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Aljustrel, and 777 silver interests and the non-operating Keno Hill, Minto, Loma de La Plata, Pascua-Lama and Rosemont silver interests.

Six Months Ended June 30, 2018
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$165,162	$50,152	$48,418	$66,592	$115,010	$2,760,314
Sudbury [1]	12,679	3,834	7,622	1,223	8,968	372,366
Constancia	7,168	2,168	2,026	2,974	5,001	120,025
San Dimas	4,733	2,243	2,079	411	2,490	218,158
Other [2]	17,097	4,991	4,868	7,238	11,001	26,950

Total gold interests	$206,839	$63,388	$65,013	$78,438	$142,470	$3,497,813

Silver
San Dimas [3]	$40,594	$10,549	$3,575	$26,470	$30,045	$-
Peñasquito	45,935	11,568	8,198	26,169	34,367	395,052
Antamina	47,506	9,496	24,659	13,351	38,010	732,979
Constancia	16,406	5,807	7,030	3,569	10,599	254,773
Other [4]	54,372	18,186	11,284	24,902	36,037	511,851

Total silver interests	$204,813	$55,606	$54,746	$94,461	$149,058	$1,894,655

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$-	$393,327

Total mineral stream interests	$411,652	$118,994	$119,759	$172,899	$291,528	$5,785,795

Other
General and administrative				$(21,729)	$(17,918)
Finance costs				(14,474)	(14,567)
Gain on disposal of San Dimas SPA [3]				245,715	—
Other				145	1,595
Income tax recovery				3,709	(98)

Total other				$213,366	$(30,988)	$430,317

Consolidated				$386,265	$260,540	$6,216,112

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest. The Minto mine was placed into care and maintenance in October 2018.

3)	On May 10, 2018, the Company terminated the San Dimas SPA and concurrently entered into the new San Dimas PMPA.
4)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Minto, and 777 silver interests, the non-operating Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests as well as the previously owned Lagunas Norte, Pierina and Veladero silver interests which expired on March 31, 2018. The Minto mine was placed into care and maintenance in October 2018.

Schedule of Company's Geographical Information

The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

	Sales				Carrying Amount at June 30, 2019
(in thousands)	Three Months Ended Jun 30, 2019		Six Months Ended Jun 30, 2019		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America
Canada	$20,390	11%	$36,642	9%	$373,575	$32,861	$-	$227,510	$633,946	11%
United States	11,648	6%	22,858	5%	233,232	557	254,772	-	488,561	8%
Mexico	27,573	15%	61,595	15%	201,446	383,702	-	-	585,148	10%
Europe
Greece	3,637	2%	4,905	1%	-	4,356	-	-	4,356	0%
Portugal	6,127	3%	16,347	4%	-	21,848	-	-	21,848	0%
Sweden	5,080	3%	8,642	2%	-	36,495	-	-	36,495	1%
South America
Argentina/Chile [1]	-	0%	-	0%	-	264,401	-	-	264,401	5%
Brazil	76,329	40%	186,400	45%	2,651,699	-	-	-	2,651,699	45%
Peru	38,682	20%	77,126	19%	113,964	1,060,721	-	-	1,174,685	20%

Consolidated	$189,466	100%	$414,515	100%	$3,573,916	$1,804,941	$254,772	$227,510	$5,861,139	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

	Sales				Carrying Amount at June 30, 2018
(in thousands)	Three Months Ended Jun 30, 2018		Six Months Ended Jun 30, 2018		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America
Canada	$15,448	7%	$33,917	8%	$399,317	$35,546	$-	$393,327	$828,190	14%
United States	-	0%	-	0%	-	433	-	-	433	0%
Mexico	48,285	23%	92,693	23%	218,158	396,458	-	-	614,616	10%
Europe
Greece	2,763	1%	5,248	1%	-	7,108	-	-	7,108	0%
Portugal	2,916	1%	5,718	1%	-	23,141	-	-	23,141	0%
Sweden	4,882	2%	11,316	3%	-	38,623	-	-	38,623	1%
South America
Argentina/Chile [1]	1,723	2%	4,419	1%	-	264,411	-	-	264,411	5%
Brazil	92,327	43%	165,162	40%	2,760,314	-	-	-	2,760,314	48%
Peru	44,056	21%	93,179	23%	120,024	1,128,935	-	-	1,248,959	22%

Consolidated	$212,400	100%	$411,652	100%	$3,497,813	$1,894,655	$-	$393,327	$5,785,795	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.